Accrued and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31, 2024	June 30, 2025
Vessel operating expenses	965,641	994,293
Voyage expenses	155,275	89,474
Administrative expenses	151,179	139,787

Total	1,272,095	1,223,554